Additional Financial Information - (Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Additional Financial Information [Line Items]
Income taxes paid, net	$ 22.8	$ 14.3	$ 13.9
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	250.9
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	172.1	11.3	51.1
LIONS GATE ENTERTAINMENT CORP [Member]
Additional Financial Information [Line Items]
Interest paid	242.5	196.7	135.0
Income taxes paid, net	25.8	29.1	16.9
Non-cash investing activities
Accrued equity method investment	0.0	0.0	19.0
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	55.5	42.3	57.0
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	172.1	12.4	67.8
Increase in right-of-use assets and lease liability due to a reassessment event:
Operating leases - increase in right-of-use assets	103.6	33.0	27.5
Operating leases - increase in lease liability	$ 103.6	$ 33.0	$ 27.5